UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith	Alan Goldberg
One State Farm Plaza	Stradley Ronon Stevens & Young
Bloomington, Illinois 61710-0001	191 North Wacker Dr., Suite 1601
Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2017

Date of reporting period: 05/31/2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2017

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

To enroll in electronic delivery of mutual funds documents, log into your account at statefarm.com®, click on Profile and Preferences, and scroll down to Edit My Preferences. Follow the prompts to update your paperless options.

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge upon request at 1-800-447-0740 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI-ANNUAL REPORT

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or by calling 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by calling 1-800-447-0740 for assistance.

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-0740

statefarm.com

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2017, for the State Farm Associates’ Funds Trust. We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

Market Review

During the 6-month period ended May 31, 2017, U.S. equity and fixed income markets both experienced positive returns.

As represented by the S&P 500 Index (the “Index”) in the chart below, after dipping to a period closing price low of 2,191 on December 1, 2016, U.S. equities staged a series of uneven climbs through May 2017 before ending the period at 2,411.3 Along the way, the Index set multiple closing price highs, including a new record of 2,415 on May 26, 2017. During this 6-month period, U.S. equities entered the ninth year of their current bull market run while posting a 10.81% total return, including dividends.

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3	Source: Standard & Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Positive factors influencing U.S. markets during this time included a resurgence in corporate earnings as well as continuing trends of generally subdued inflation, accommodative global central bank policy, generally positive employment data, and modest growth in U.S. Gross Domestic Product. In addition, early in the period, the potential pro-growth impacts anticipated from Trump administration policies helped support equity gains.

Stocks rose sharply in February — the Index delivered a 3.97% return for the month — as investors digested news of expanding fourth-quarter (October – December) corporate profits, rising consumer confidence levels, and an acceleration in global growth. However, with March came signs of market headwinds. Congressional Republicans failed to pass a health care plan to replace the Affordable Care Act, raising questions regarding the new administration’s ability to achieve its other pro-growth policy goals. Pockets of anxiety regarding the health of the U.S. economy also appeared during this time, as did a sense of increased geopolitical uncertainty around the world. Together, these concerns put downward pressure on stocks, with the Index pulling back as it moved into early April. U.S. equities rebounded, however, buoyed by reports of robust first-quarter (January – March) corporate earnings and a strong April jobs outlook.

Among major fixed income indices, the Bloomberg Barclays 1-5 year Treasury Index4 and the Bloomberg Barclays 7-year Municipal Bond Index5 posted total returns of 0.97% and 5.20%, respectively, as price increases added to bond coupon income. The U.S. Treasury yield curve flattened as short-term (3-month) yields rose over the period while long-term (10-year) yields decreased. The Federal Reserve’s (the “Fed”) December interest rate increase had a relatively muted immediate impact on short-term yields, given that investors had already factored in such a move earlier last fall. Beginning the period at 0.48%, 3-month U.S. Treasury yields remained relatively stable through February, ranging between 0.47% and 0.55%.6 Those yields surged almost 0.20% within the first week of March alone, however, when better-than-anticipated economic news raised investors’ expectations for another Fed rate hike. After the Fed subsequently announced its second increase in four months — raising its key interest rate target range to 0.75% - 1.00% — yields on 3-month Treasuries navigated a gradual ascent through May to end the 6-month period at 0.98%.

During the period, further increases in the yields on both short- and long-term Treasuries were moderated by continued strong market demand. With the European Central Bank, Bank of Japan, and other foreign central banks maintaining their respective monetary stimulus measures, global bond yields remained low through May 2017. Consequently, fixed income investors continued to seek out the relatively higher returns found in U.S. Treasuries, exerting downward pressure on their yields. Longer-term U.S. Treasury yields were also negatively impacted by some concern — particularly in the latter half of the period — around the pace of U.S. economic growth and level of inflation. As a result, yields on 10-year Treasuries began December 2016 at 2.37%, and after tracking within a relatively tight range of 2.18% (period low) and 2.62% (period high), ended May 2017 lower at 2.21%.

4	Source: Bloomberg. The Bloomberg Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Bloomberg. The Bloomberg Barclays 7-year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

6	Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 10-year U.S. Treasury Note is a debt obligation issued by the U.S. Treasury with a maturity of 10 years and that pays interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2016, through November 30, 2017, in the State Farm Associates’ Funds Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 9 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 1.29% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 0.72% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio Based on the Period December 1, 2016 to May 31, 2017	Expenses Paid During Period December 1, 2016 to May 31, 2017*
State Farm Growth Fund
Actual	$1,000.00	$1,088.05	0.12%	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61

State Farm Balanced Fund
Actual	$1,000.00	$1,064.72	0.13%	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.13%	$0.66

State Farm Interim Fund
Actual	$1,000.00	$1,009.01	0.17%	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	0.17%	$0.86

State Farm Municipal Bond Fund
Actual	$1,000.00	$1,040.32	0.16%	$0.81
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (97.73%)
Agriculture, Foods, & Beverage (11.28%)
Archer-Daniels-Midland Co.	3,477,500	$144,594,450
Coca-Cola Co., The	2,054,600	93,422,662
Kellogg Co.	930,000	66,588,000
McCormick & Company Inc.	428,600	44,638,690
Nestle SA ADR	1,175,800	100,131,128
PepsiCo Inc.	641,400	74,960,418

		524,335,348

Banks (5.20%)
M&T Bank Corp.	213,400	33,390,698
Northern Trust Corp.	422,700	36,960,888
U.S. Bancorp	710,821	36,173,681
Wells Fargo & Co.	2,643,100	135,168,134

		241,693,401

Building Materials & Construction (2.79%)
Vulcan Materials Co.	1,039,200	129,536,280

Chemicals (5.16%)
Air Products & Chemicals Inc.	830,000	119,569,800
Croda International PLC	24,910	1,271,887
E.I. du Pont de Nemours & Co.	229,200	18,088,464
International Flavors & Fragrances Inc.	525,000	72,392,250
Novozymes A/S B Shares	344,484	15,602,984
Versum Materials Inc.	415,000	12,881,600

		239,806,985

Computer Software & Services (4.03%)
Alphabet Inc. Class A (a)	112,635	111,180,882
Alphabet Inc. Class C (a)	5,916	5,708,112
Automatic Data Processing Inc.	109,900	11,250,463
CDK Global Inc.	36,633	2,251,464
Facebook Inc. Class A (a)	82,675	12,521,956
Microsoft Corp.	506,782	35,393,655
SAP SE	83,800	8,987,209

		187,293,741

Computers (6.14%)
Apple Inc.	1,287,217	196,635,269
International Business Machines Corp.	580,000	88,525,400

		285,160,669

Consumer & Marketing (6.93%)
AptarGroup Inc.	677,405	57,586,199
Colgate-Palmolive Co.	872,600	66,631,736
Procter & Gamble Co., The	1,765,155	155,492,504
Reckitt Benckiser Group PLC	163,469	16,718,496
Unilever NV New York Shares	451,152	25,616,411

		322,045,346

Electronic/Electrical Manufacturing (3.13%)
Emerson Electric Co.	729,400	43,122,128
General Electric Co.	3,744,419	102,522,192

		145,644,320

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.87%)
Berkshire Hathaway Inc. Class A (a)	162	$40,247,280
Berkshire Hathaway Inc. Class B (a)	143	23,635

		40,270,915

Health Care (15.89%)
Abbott Laboratories	847,500	38,696,850
AbbVie Inc.	847,500	55,951,950
Agilent Technologies Inc.	548,071	33,070,604
Amgen Inc.	190,085	29,508,795
Celgene Corp. (a)	61,800	7,070,538
Eli Lilly and Co.	997,000	79,331,290
Johnson & Johnson	2,481,600	318,265,200
Merck & Co. Inc.	296,750	19,321,392
Novo Nordisk A/S Sponsored ADR	357,416	15,143,716
Pfizer Inc.	2,239,031	73,104,362
Roche Holding AG Sponsored ADR	732,281	25,175,821
Zoetis Inc.	705,696	43,950,747

		738,591,265

Machinery & Manufacturing (10.37%)
3M Co.	564,000	115,321,080
ASML Holding NV NY Reg. Shares	364,933	48,167,507
Caterpillar Inc.	1,162,621	122,575,132
Deere & Co.	42,900	5,253,534
Donaldson Company Inc.	765,513	36,714,003
HNI Corp.	1,439,200	61,914,384
Illinois Tool Works Inc.	652,500	92,146,050

		482,091,690

Media & Broadcasting (6.34%)
Walt Disney Co., The	2,728,640	294,529,402

Mining & Metals (2.21%)
BHP Billiton PLC	941,859	14,234,251
Nucor Corp.	531,200	30,862,720
Rio Tinto PLC	476,280	19,038,155
Rio Tinto PLC ADR	907,200	36,569,232
South32 Ltd.	941,859	1,829,338

		102,533,696

Oil & Gas (10.05%)
Chevron Corp.	1,060,000	109,688,800
Devon Energy Corp.	212,204	7,210,692
Dril-Quip Inc. (a)	16,100	798,560
Enbridge Inc.	393,550	15,155,610
Exxon Mobil Corp.	2,615,200	210,523,600
Imperial Oil Ltd.	25,300	715,231
Noble Energy Inc.	89,300	2,562,017
Royal Dutch Shell PLC ADR Class A	456,900	24,859,929
Royal Dutch Shell PLC Class B	2,037,807	56,277,818
Schlumberger Ltd.	564,642	39,293,437

		467,085,694

Retailers (2.27%)
Wal-Mart Stores Inc.	1,339,100	105,253,260

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (3.21%)
AT&T Inc.	2,140,534	$82,474,775
Corning Inc.	1,284,600	37,381,860
Verizon Communications Inc.	624,900	29,145,336

		149,001,971

Transportation (1.29%)
GATX Corp.	190,700	11,342,836
Union Pacific Corp.	442,075	48,760,872

		60,103,708

Utilities & Energy (0.57%)
Duke Energy Corp.	306,966	26,300,847

Total Common Stocks
(cost $1,605,501,171)		4,541,278,538

Short-term Investments (1.87%)
JPMorgan U.S. Government Money Market Fund Capital Shares	86,859,896	86,859,896

Total Short-term Investments
(cost $86,859,896)		86,859,896

TOTAL INVESTMENTS (99.60%)
(cost $1,692,361,067)		4,628,138,434
OTHER ASSETS, NET OF LIABILITIES (0.40%)		18,765,022

NET ASSETS (100.00%)		$4,646,903,456

(a)	Non-income producing security.

ADR – American Depositary Receipt

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (61.88%)
Agriculture, Foods, & Beverage (6.47%)
Archer-Daniels-Midland Co.	940,561	$39,108,526
Campbell Soup Co.	26,000	1,498,900
Coca-Cola Co., The	410,000	18,642,700
Kellogg Co.	310,000	22,196,000
Nestle SA ADR	319,174	27,180,858
PepsiCo Inc.	110,100	12,867,387

		121,494,371

Banks (3.60%)
M&T Bank Corp.	58,300	9,122,201
Northern Trust Corp.	104,700	9,154,968
U.S. Bancorp	218,145	11,101,399
Wells Fargo & Co.	747,600	38,232,264

		67,610,832

Building Materials & Construction (1.06%)
Vulcan Materials Co.	160,200	19,968,930

Chemicals (3.92%)
Air Products & Chemicals Inc.	230,000	33,133,800
Dow Chemical Co., The	69,000	4,275,240
E.I. du Pont de Nemours & Co.	132,105	10,425,727
International Flavors & Fragrances Inc.	120,000	16,546,800
Novozymes A/S B Shares	124,350	5,632,282
Versum Materials Inc.	115,000	3,569,600

		73,583,449

Computer Software & Services (3.49%)
Alphabet Inc. Class A (a)	36,687	36,213,371
Alphabet Inc. Class C (a)	3,559	3,433,937
Automatic Data Processing Inc.	47,400	4,852,338
CDK Global Inc.	15,800	971,068
Facebook Inc. Class A (a)	49,575	7,508,630
Microsoft Corp.	97,445	6,805,559
SAP SE	52,800	5,662,585

		65,447,488

Computers (3.83%)
Apple Inc.	318,176	48,604,566
International Business Machines Corp.	152,100	23,215,023

		71,819,589

Consumer & Marketing (4.37%)
AptarGroup Inc.	134,100	11,399,841
Colgate-Palmolive Co.	80,000	6,108,800
Procter & Gamble Co., The	477,700	42,080,593
Reckitt Benckiser Group PLC	65,387	6,687,337
Unilever NV New York Shares	276,106	15,677,299

		81,953,870

Electronic/Electrical Manufacturing (1.47%)
Emerson Electric Co.	98,600	5,829,232
General Electric Co.	796,300	21,802,694

		27,631,926

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.46%)
Berkshire Hathaway Inc. Class A (a)	34	$8,446,960
Berkshire Hathaway Inc. Class B (a)	533	88,094

		8,535,054

Health Care (8.64%)
Abbott Laboratories	146,675	6,697,180
AbbVie Inc.	92,000	6,073,840
Agilent Technologies Inc.	143,787	8,676,108
Amgen Inc.	70,750	10,983,230
Eli Lilly and Co.	212,000	16,868,840
Johnson & Johnson	417,700	53,570,025
Medtronic PLC	21,600	1,820,448
Merck & Co. Inc.	103,200	6,719,352
Novo Nordisk A/S Sponsored ADR	153,404	6,499,727
Pfizer Inc.	728,140	23,773,771
Roche Holding AG Sponsored ADR	179,815	6,182,040
Zoetis Inc.	229,495	14,292,949

		162,157,510

Machinery & Manufacturing (5.94%)
3M Co.	124,600	25,476,962
ASML Holding NV NY Reg. Shares	82,440	10,881,256
Caterpillar Inc.	262,400	27,664,832
Deere & Co.	72,202	8,841,857
Donaldson Company Inc.	279,017	13,381,655
HNI Corp.	160,000	6,883,200
Illinois Tool Works Inc.	130,600	18,443,332

		111,573,094

Media & Broadcasting (6.14%)
Lee Enterprises Inc.(a)	84,000	172,200
Walt Disney Co., The	1,065,995	115,063,500

		115,235,700

Mining & Metals (2.52%)
BHP Billiton PLC	169,900	2,567,687
Newmont Mining Corp.	29,200	997,180
Nucor Corp.	436,800	25,378,080
Rio Tinto PLC	153,825	6,148,787
Rio Tinto PLC ADR	293,000	11,810,830
South32 Ltd.	169,900	329,990

		47,232,554

Oil & Gas (5.76%)
Chevron Corp.	288,000	29,802,240
Devon Energy Corp.	76,170	2,588,257
Enbridge Inc.	78,375	3,018,221
Exxon Mobil Corp.	512,400	41,248,200
Noble Energy Inc.	39,800	1,141,862
Royal Dutch Shell PLC ADR Class A	216,400	11,774,324
Royal Dutch Shell PLC Class B	163,579	4,517,537
Schlumberger Ltd.	201,727	14,038,182

		108,128,823

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.16%)
Wal-Mart Stores Inc.	276,700	$21,748,620

Telecom & Telecom Equipment (1.95%)
AT&T Inc.	533,359	20,550,322
Corning Inc.	372,300	10,833,930
Verizon Communications Inc.	112,490	5,246,534

		36,630,786

Transportation (0.77%)
GATX Corp.	68,200	4,056,536
Union Pacific Corp.	95,035	10,482,360

		14,538,896

Utilities & Energy (0.33%)
Duke Energy Corp.	72,333	6,197,491

Total Common Stocks
(cost $425,345,337)		1,161,488,983

	Principal amount	Value
Corporate Bonds (22.26%)
Aerospace/Defense (0.78%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$1,013,820
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	1,001,105
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,046,374
Boeing Co.
2.350%, 10/30/2021	1,000,000	1,013,392
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,036,205
Boeing Co.
2.850%, 10/30/2024	1,000,000	1,017,352
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,032,195
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	999,333
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,029,171
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,032,950
Lockheed Martin Corp.
3.550%, 01/15/2026	1,000,000	1,037,836
Boeing Co.
2.250%, 06/15/2026	500,000	480,268
General Dynamics Corp.
2.125%, 08/15/2026	500,000	471,733
United Technologies Corp.
2.650%, 11/01/2026	500,000	488,236
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	1,015,274

	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace/Defense (Cont.)
United Technologies Corp.
3.125%, 05/04/2027	$1,000,000	$1,007,492

		14,722,736

Agriculture, Foods, & Beverage (1.64%)
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,008,805
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,024,487
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,036,127
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,020,772
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,122,540
PepsiCo Inc.
2.750%, 03/05/2022	1,000,000	1,027,382
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,023,301
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,028,496
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,006,579
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,001,491
Kellogg Co.
2.750%, 03/01/2023	1,000,000	997,386
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,017,236
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	2,017,218
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,335,792
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,060,478
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,052,680
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,054,217
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,028,960
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,049,954
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,024,737
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,009,482
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,006,189
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	490,246
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,003,194

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Hershey Co.
2.300%, 08/15/2026	$1,000,000	$945,822
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	953,090
Danone SA (b)
2.947%, 11/02/2026	1,000,000	970,393
General Mills Inc.
3.200%, 02/10/2027	1,000,000	999,020
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	499,724

		30,815,798

Automotive (0.67%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	503,582
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,006,692
2.100%, 01/17/2019	500,000	503,897
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	502,458
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,013,401
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	992,805
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,022,767
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	985,046
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	489,642
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,042,886
2.625%, 01/10/2023	1,000,000	1,011,389
2.900%, 04/17/2024	1,000,000	1,009,467
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	487,632
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	944,536
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	1,012,682

		12,528,882

Banks (1.06%)
Wachovia Corp.
5.750%, 06/15/2017	750,000	750,932
Wachovia Bank NA
6.000%, 11/15/2017	500,000	510,038
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	510,610
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,006,616
U.S. Bancorp
1.950%, 11/15/2018	1,000,000	1,005,506
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	502,994

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
2.200%, 03/04/2019	$1,000,000	$1,007,768
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,019,210
PNC Bank NA
2.450%, 11/05/2020	500,000	505,498
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,026,423
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	1,000,139
PNC Bank NA
2.150%, 04/29/2021	1,000,000	997,210
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,028,690
3.700%, 01/30/2024	500,000	531,768
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,055,675
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,036,112
PNC Bank NA
3.250%, 06/01/2025	500,000	510,585
State Street Corp.
3.550%, 08/18/2025	500,000	523,738
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	977,834
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	492,760
State Street Corp.
2.650%, 05/19/2026	1,000,000	977,984
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	950,725
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	478,511
Wells Fargo & Co.
3.000%, 10/23/2026	500,000	485,668
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,006,730

		19,899,724

Chemicals (0.49%)
Monsanto Co.
1.850%, 11/15/2018	500,000	499,282
Praxair Inc.
2.450%, 02/15/2022	2,000,000	2,017,164
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,267,343
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,006,376
Praxair Inc.
2.700%, 02/21/2023	1,000,000	1,011,440
Monsanto Co.
2.850%, 04/15/2025	1,000,000	971,208
Praxair Inc.
3.200%, 01/30/2026	1,000,000	1,030,757
Air Liquide Finance (b)
2.500%, 09/27/2026	500,000	480,008

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Ecolab Inc.
2.700%, 11/01/2026	$1,000,000	$970,395

		9,253,973

Commercial Service/Supply (0.14%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	506,229
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,064,912

		2,571,141

Computer Software & Services (1.11%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,013,743
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	506,910
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,150,730
2.125%, 11/15/2022	2,000,000	1,995,224
Intel Corp.
2.700%, 12/15/2022	2,000,000	2,035,990
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	1,000,216
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,963,994
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,061,618
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,055,804
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,059,859
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,045,102
Intel Corp.
2.600%, 05/19/2026	1,000,000	973,148
Oracle Corp.
2.650%, 07/15/2026	1,000,000	970,759
Microsoft Corp.
2.400%, 08/08/2026	1,000,000	964,165
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	940,092
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	998,043

		20,735,397

Computers (0.32%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,012,265
1.875%, 05/15/2019	3,000,000	3,013,974
1.625%, 05/15/2020	2,000,000	1,993,084

		6,019,323

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (1.21%)
Kimberly-Clark Corp.
6.125%, 08/01/2017	$1,500,000	$1,511,464
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,008,874
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	502,776
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,221,862
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	493,694
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,018,297
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,014,620
1.950%, 02/01/2023	1,000,000	982,440
2.100%, 05/01/2023	2,000,000	1,976,136
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,491,213
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	994,645
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	2,086,530
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,015,279
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,018,881
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	502,158
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	993,691
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	461,817
NIKE Inc.
2.375%, 11/01/2026	1,000,000	955,151
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	496,676

		22,746,204

Electronic/Electrical Manufacturing (0.76%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,014,381
5.250%, 10/15/2018	500,000	525,029
Johnson Controls International PLC
4.250%, 03/01/2021	2,000,000	2,133,164
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,018,143
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	513,230
General Electric Co.
2.700%, 10/09/2022	1,000,000	1,023,213

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Emerson Electric Co.
2.625%, 02/15/2023	$1,000,000	$1,018,449
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,045,784
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,056,672
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,022,320
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,033,036
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	949,147
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	1,930,228

		14,282,796

Financial Services (0.63%)
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	505,870
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,521,896
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	518,895
Mastercard Inc.
2.000%, 11/21/2021	500,000	498,460
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,082,631
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	299,782
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,024,178
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,020,300
3.625%, 05/13/2024	500,000	519,092
3.125%, 01/23/2025	1,000,000	999,087
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	779,799
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,023,222
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	996,133
Mastercard Inc.
2.950%, 11/21/2026	1,000,000	1,011,431

		11,800,776

Health Care (2.29%)
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,000,000
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,008,529
AstraZeneca PLC
5.900%, 09/15/2017	750,000	759,327
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,039,668

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Eli Lilly and Co.
1.950%, 03/15/2019	$1,000,000	$1,006,658
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,010,027
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,007,000
AstraZeneca PLC
1.950%, 09/18/2019	500,000	500,378
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,015,631
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	998,026
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,071,780
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,022,000
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,476,003
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,009,593
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,022,660
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,018,398
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	3,067,746
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,069,700
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,594,335
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,057,418
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,573,336
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,054,886
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,025,537
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,048,950
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	1,022,423
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	977,676
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	1,004,812
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,004,139
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	2,016,648
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,025,038
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,016,994
Johnson & Johnson
2.450%, 03/01/2026	500,000	489,904

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Stryker Corp.
3.500%, 03/15/2026	$1,000,000	$1,027,123
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	489,104
Pfizer Inc.
2.750%, 06/03/2026	1,000,000	986,993
Amgen Inc.
2.600%, 08/19/2026	1,000,000	950,340
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	506,726

		42,975,506

Machinery & Manufacturing (1.28%)
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,003,110
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,030,427
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,032,932
3M Co.
1.625%, 06/15/2019	2,000,000	2,004,598
Danaher Corp.
2.400%, 09/15/2020	500,000	507,901
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	512,477
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,138,002
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,021,096
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,022,306
Deere & Co.
2.600%, 06/08/2022	2,000,000	2,032,058
Covidien International
3.200%, 06/15/2022	2,000,000	2,077,402
3M Co.
2.000%, 06/26/2022	1,500,000	1,495,236
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,017,120
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,004,004
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,045,688
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,559,001
3M Co.
3.000%, 08/07/2025	2,000,000	2,057,326
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,021,825
3M Co.
2.250%, 09/19/2026	500,000	477,088

		24,059,597

Media & Broadcasting (0.43%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,005,661

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
1.850%, 05/30/2019	$2,000,000	$2,009,668
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,079,484
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	1,013,631
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,056,681
2.350%, 01/15/2027	1,000,000	941,983

		8,107,108

Mining & Metals (0.32%)
Alcoa Inc.
5.720%, 02/23/2019	838,000	887,794
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	530,003
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,048,759
Alcoa Inc.
5.870%, 02/23/2022	756,000	825,930
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	1,022,129
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	537,052
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,052,664

		5,904,331

Oil & Gas (1.83%)
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,500,366
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,028,913
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,033,539
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,003,964
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,008,724
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,169,848
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,153,336
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,005,713
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,057,043
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,024,871
Exxon Mobil Corp.
2.397%, 03/06/2022	1,000,000	1,010,704
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	2,004,364
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,001,710
Chevron Corp.
2.355%, 12/05/2022	1,000,000	997,736

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Total Capital International SA
2.700%, 01/25/2023	$1,000,000	$1,013,088
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,015,676
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,034,068
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	507,013
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,057,134
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,078,658
2.709%, 03/06/2025	1,000,000	998,335
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,027,509
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	515,251
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,035,670
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,124,731
Exxon Mobil Corp.
3.043%, 03/01/2026	1,000,000	1,015,433
Shell International Finance
2.875%, 05/10/2026	1,000,000	992,655

		34,416,052

Retailers (1.56%)
Target Corp.
6.000%, 01/15/2018	500,000	514,043
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,031,374
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,027,500
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,009,786
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,006,928
Target Corp.
2.300%, 06/26/2019	1,000,000	1,014,440
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,172,840
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,103,086
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,025,367
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,010,952
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,039,515
Home Depot Inc.
2.625%, 06/01/2022	500,000	510,270
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,041,922
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	2,040,480

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
2.550%, 04/11/2023	$1,000,000	$1,016,673
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,058,050
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	526,221
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	1,006,070
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,031,625
Target Corp.
3.500%, 07/01/2024	1,000,000	1,045,347
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,044,006
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,043,178
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,012,593
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	961,480
Target Corp.
2.500%, 04/15/2026	1,000,000	956,263
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	935,239
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	1,005,339

		29,190,587

Telecom & Telecom Equipment (0.89%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,007,907
2.300%, 03/11/2019	1,000,000	1,006,879
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,071,937
3.450%, 03/15/2021	1,000,000	1,041,506
Deutsche Telekom International Finance BV (b)
1.950%, 09/19/2021	1,000,000	977,465
AT&T Inc.
3.000%, 02/15/2022	3,000,000	3,027,066
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	993,283
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,970,462
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	1,008,814
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,063,673
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,058,822
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	526,260
2.950%, 02/28/2026	500,000	502,875
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	929,293

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Cisco Systems Inc.
2.500%, 09/20/2026	$500,000	$482,669

		16,668,911

Transportation (0.81%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,024,877
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,010,903
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	517,878
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	2,034,118
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,545,852
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	1,016,973
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,060,320
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,066,408
Union Pacific Corp.
3.250%, 08/15/2025	500,000	516,630
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,001,858
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	994,553
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	493,057
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	485,402
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,007,425
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	501,268

		15,277,522

Utilities & Energy (4.04%)
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,000,000
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,525,821
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,028,075
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,029,165
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	517,096
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,034,875
Consolidated Edison Co. of New York
5.850%, 04/01/2018	500,000	517,450
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,030,270
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	517,325

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
2.300%, 09/15/2018	$1,000,000	$1,010,609
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,518,628
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	999,356
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	515,757
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,125,634
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	515,251
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,005,631
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,053,998
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,022,405
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,013,456
Detroit Edison Co.
2.650%, 06/15/2022	500,000	504,008
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	992,092
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,014,410
Northern States Power Co.
2.150%, 08/15/2022	500,000	495,710
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	1,002,181
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,014,061
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,002,483
PECO Energy Co.
2.375%, 09/15/2022	500,000	499,210
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	992,750
Tampa Electric Co.
2.600%, 09/15/2022	500,000	498,786
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	500,058
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	996,582
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,010,329
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	1,008,713
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,994,472
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,037,204
Pacificorp
2.950%, 06/01/2023	1,000,000	1,021,292
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,032,904

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consumers Energy Co.
3.375%, 08/15/2023	$1,000,000	$1,045,421
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,029,602
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,067,628
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,122,362
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	524,564
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,049,769
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,051,702
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,041,408
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,123,528
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,046,326
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,040,137
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,040,110
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	984,037
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	506,396
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	997,491
Wisconsin Electric Power
3.100%, 06/01/2025	500,000	504,650
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	1,038,264
Southern California Gas Co.
3.200%, 06/15/2025	500,000	514,587
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,028,441
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,013,649
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	511,162
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,024,469
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,023,924
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,014,406
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,026,838
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,008,999
Brooklyn Union Gas Co. (b)
3.407%, 03/10/2026	1,000,000	1,022,962

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
3.250%, 04/01/2026	$1,000,000	$1,002,719
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	971,875
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	972,963
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	979,679
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	969,909
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	972,699
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	479,143
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	951,309
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	503,016
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	493,535
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	1,003,493
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	1,015,982
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	500,000	501,764

		75,818,965

Total Corporate Bonds
(cost $410,247,375)		417,795,329

Foreign Government Bonds (0.11%)
Province of Quebec
2.500%, 04/20/2026	1,000,000	992,627
Province of Ontario
2.500%, 04/27/2026	1,000,000	993,751

Total Foreign Government Bonds
(cost $1,993,978)		1,986,378

Government Agency Securities (c) (4.35%)
Agency Commercial Mortgage-Backed Securities (4.10%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,318,900
2.839%, 10/25/2022	7,260,125	7,448,031
2.615%, 01/25/2023	2,000,000	2,039,892
2.406%, 03/25/2023	1,000,000	1,012,324
2.454%, 08/25/2023	2,000,000	2,016,666
3.062%, 11/25/2023	500,000	520,952
3.002%, 01/25/2024	3,000,000	3,114,687
2.811%, 01/25/2025	2,000,000	2,045,450
3.010%, 07/25/2025	2,000,000	2,065,410
2.745%, 01/25/2026	500,000	504,662
2.673%, 03/25/2026	2,000,000	2,004,734

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
2.525%, 05/25/2026	$2,000,000	$1,979,024
2.570%, 07/25/2026	2,000,000	1,983,356
2.653%, 08/25/2026	1,500,000	1,494,669
3.120%, 09/25/2026	1,500,000	1,549,956
3.300%, 10/25/2026	1,500,000	1,570,656
3.347%, 11/25/2026	2,000,000	2,101,964
3.413%, 12/25/2026	1,500,000	1,584,800
3.430%, 01/25/2027	2,000,000	2,115,854
3.224%, 03/25/2027	2,500,000	2,601,880
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,119,329
2.308%, 10/25/2023	1,000,000	990,493
2.827%, 04/25/2025	2,000,000	2,040,932
2.940%, 11/25/2025	1,000,000	1,019,580
2.488%, 05/25/2026	1,000,000	980,587
2.292%, 06/25/2026	1,000,000	965,040
2.369%, 07/25/2026	2,000,000	1,938,940
2.449%, 09/25/2026	2,000,000	1,969,190
2.477%, 09/25/2026	1,000,000	979,284
2.499%, 09/25/2026	1,000,000	976,938
2.417%, 10/25/2026	2,500,000	2,431,640
2.597%, 12/25/2026	2,500,000	2,464,018
2.486%, 12/25/2026	2,000,000	1,955,218
2.784%, 02/25/2027	1,000,000	1,002,859

		76,907,915

Agency Notes & Bonds (0.25%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,005,943
1.750%, 10/15/2018	1,500,000	1,509,820
3.875%, 02/15/2021	2,000,000	2,154,463

		4,670,226

Total Government Agency Securities
(cost $81,011,332)		81,578,141

	Principal amount	Value
U.S. Treasury Obligations (9.36%)
U.S. Treasury Notes
3.500%, 02/15/2018	$15,000,000	$15,241,995
3.750%, 11/15/2018	10,000,000	10,362,110
3.125%, 05/15/2019	10,000,000	10,356,250
3.625%, 08/15/2019	10,000,000	10,502,340
3.375%, 11/15/2019	10,000,000	10,488,670
3.625%, 02/15/2020	10,000,000	10,592,190
3.500%, 05/15/2020	20,000,000	21,191,400
1.375%, 10/31/2020	5,000,000	4,972,070
3.625%, 02/15/2021	10,000,000	10,734,770
2.000%, 02/28/2021	5,000,000	5,075,780
2.000%, 11/15/2021	25,000,000	25,329,100
2.500%, 08/15/2023	10,000,000	10,332,810
2.750%, 11/15/2023	10,000,000	10,483,980
2.500%, 05/15/2024	5,000,000	5,159,960
2.000%, 02/15/2025	15,000,000	14,904,495

Total U.S. Treasury Obligations
(cost $170,371,761)		175,727,920

	Shares	Value
Short-term Investments (1.62%)
JPMorgan U.S. Government Money Market Fund Capital Shares	30,408,433	$30,408,433

Total Short-term Investments
(cost $30,408,433)		30,408,433

TOTAL INVESTMENTS (99.58%)
(cost $1,119,378,216)		1,868,985,184
OTHER ASSETS, NET OF LIABILITIES (0.42%)		7,932,146

NET ASSETS (100.00%)		$1,876,917,330

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the value of these securities amounted to $19,994,927 or 1.07% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR – American Depositary Receipt

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2017

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (98.39%)
U.S. Treasury Notes
2.375%, 07/31/2017	$5,000,000	$5,012,730
1.875%, 08/31/2017	5,000,000	5,010,135
1.875%, 09/30/2017	10,000,000	10,027,300
1.875%, 10/31/2017	10,000,000	10,032,000
2.250%, 11/30/2017	10,000,000	10,054,690
2.750%, 12/31/2017	7,500,000	7,568,558
2.625%, 01/31/2018	10,000,000	10,096,860
2.750%, 02/28/2018	10,000,000	10,115,230
2.875%, 03/31/2018	10,000,000	10,137,890
2.625%, 04/30/2018	10,000,000	10,128,120
2.375%, 05/31/2018	5,000,000	5,057,420
2.375%, 06/30/2018	10,000,000	10,121,880
2.250%, 07/31/2018	10,000,000	10,117,970
1.375%, 11/30/2018	10,000,000	10,019,920
1.375%, 12/31/2018	10,000,000	10,019,920
1.250%, 01/31/2019	10,000,000	9,998,830
1.375%, 02/28/2019	10,000,000	10,019,140
1.500%, 03/31/2019	10,000,000	10,042,970
1.125%, 05/31/2019	10,000,000	9,969,530
1.250%, 10/31/2019	15,000,000	14,970,705
1.375%, 01/31/2020	10,000,000	9,998,440
1.375%, 02/29/2020	5,000,000	4,996,095
1.375%, 03/31/2020	5,000,000	4,995,310
1.125%, 04/30/2020	5,000,000	4,958,010
1.500%, 05/31/2020	5,000,000	5,007,225
1.875%, 06/30/2020	10,000,000	10,124,220
1.625%, 07/31/2020	5,000,000	5,021,680
1.375%, 08/31/2020	5,000,000	4,979,490
2.125%, 01/31/2021	10,000,000	10,192,190
1.375%, 04/30/2021	10,000,000	9,906,640
2.000%, 05/31/2021	10,000,000	10,142,190
1.125%, 07/31/2021	5,000,000	4,891,600
2.000%, 08/31/2021	5,000,000	5,065,625
2.000%, 10/31/2021	7,500,000	7,593,750
1.875%, 11/30/2021	10,000,000	10,071,480
1.500%, 01/31/2022	10,000,000	9,895,700
1.750%, 02/28/2022	10,000,000	9,999,610
1.750%, 03/31/2022	10,000,000	9,997,270
1.750%, 04/30/2022	5,000,000	4,997,070
1.750%, 05/15/2022	10,000,000	9,996,880
1.625%, 08/15/2022	8,500,000	8,427,614
1.750%, 09/30/2022	5,000,000	4,982,030
1.875%, 10/31/2022	2,000,000	2,004,766
2.000%, 11/30/2022	2,500,000	2,520,800
2.000%, 02/15/2023	5,000,000	5,035,940

Total U.S. Treasury Obligations
(cost $365,396,978)		364,323,423

	Shares	Value
Short-term Investments (1.29%)
JPMorgan U.S. Government Money Market Fund Capital Shares	4,767,297	$4,767,297

Total Short-term Investments
(cost $ 4,767,297)		4,767,297

TOTAL INVESTMENTS (99.68%)
(cost $ 370,164,275)		369,090,720
OTHER ASSETS, NET OF LIABILITIES (0.32%)		1,189,780

NET ASSETS (100.00%)		$370,280,500

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.02%)
Alabama (2.13%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,098,874
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,218,749
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	619,451
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	637,002
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	985,709
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	659,122
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	525,000	560,548
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2027	NR	2,015,000	2,156,272
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	689,570
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	310,000	330,937
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2028	NR	1,190,000	1,273,431
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	714,895
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,370,913
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,800,760

					15,116,233

Alaska (2.26%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,074,450
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	586,416
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	295,749
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,008,340
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	646,619
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,112,919
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.500%	07/01/2025	Aa2	1,190,000	1,300,313
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,155,860
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,112,800
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,476,833
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,158,092
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,507,162
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,177,470
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,446,149

					16,059,172

Arizona (4.88%)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	529,410
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A1	4,180,000	4,502,320
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa3	1,965,000	2,194,591
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2021	A+	500,000	541,235
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	1,035,000	1,037,763
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,069,260

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	A+	$1,000,000	$1,002,670
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	615,372
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	589,980
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	535,669
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,175,130
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,000,000	1,082,470
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,145,000
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	999,769
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,363,106
Pima County, Arizona, General Obligation Bonds, Series 2009A (Economically Defeased to 07-01-2019 @ 100) (b)	4.000%	07/01/2023	AA-	1,500,000	1,589,820
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,245,638
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,900,598
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A (Prerefunded to 01-01-2018 @ 100) (b)	5.000%	01/01/2024	AA	1,500,000	1,535,625
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2024	A+	1,000,000	1,082,470
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,305,511
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	653,224
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	615,894
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	878,518
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,204,200
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	469,040
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,234,453
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	Aa2	1,000,000	1,041,180
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	530,550

					34,670,466

Arkansas (3.16%)
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A (Prerefunded to 06-01-2017 @ 100) (b)	4.500%	06/01/2021	Aa3	1,320,000	1,320,000
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.125%	10/01/2022	Aa3	100,000	105,553
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	676,438
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,521,280
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2024	Aa3	335,000	354,152
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,516,822

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	$1,025,000	$1,036,634
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,000,000
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,366,630
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008	5.250%	10/01/2028	A	915,000	962,461
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2028	NR	585,000	618,444
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	441,135
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,051,290
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.500%	10/01/2030	Aa3	500,000	530,225
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	944,543

					22,445,607

California (4.52%)
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,166,519
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,907,453
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,443,050
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	4.000%	08/01/2024	Aa3	250,000	289,312
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	272,628
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008 (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2025	AAA	575,000	601,203
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	Aa1	1,115,000	1,227,827
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	Aa1	1,275,000	1,415,174
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.250%	08/01/2026	Aa1	1,555,000	1,633,870
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,297,382
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,109,160
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	2.000%	08/01/2027	Aa3	875,000	824,635
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	773,048
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,653,704
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,070,108
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,252,903
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,809,887
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	AA-	2,835,000	2,921,127
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	582,039

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aa1	$1,095,000	$1,203,230
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	AA-	1,600,000	1,733,888
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,002,340
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	428,820
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	533,150

					32,152,457

Colorado (3.10%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	220,838
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,486,540
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,547,104
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2024	AA-	100,000	104,383
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2025	NR	1,500,000	1,565,685
Adams County School District No. 1, (Mapleton Public Schools), Adams County, Colorado, General Obligation Refunding Bonds, Series 2016	2.000%	12/01/2025	Aa3	375,000	377,062
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2025	AA-	210,000	216,334
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,153,470
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2026	NR	1,465,000	1,529,152
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.750%	12/01/2026	AA-	200,000	208,502
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,076,680
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	515,304
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,075,660
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	5.000%	08/01/2032	NR	2,000,000	2,013,000
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	A+	2,500,000	2,945,700

					22,035,414

Connecticut (3.68%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	521,345
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	559,272
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	130,691
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	531,475
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	624,774
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,546,518
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,036,660
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,031,220
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,805,238

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (Cont.)
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	$18,000,000	$17,358,840

					26,146,033

Florida (3.09%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	AA-	1,000,000	1,053,760
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,280
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,517,630
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,170,000	1,248,039
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	600,000	660,960
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,554,580
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,296,040
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	4.375%	06/01/2022	NR	1,500,000	1,500,000
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	423,747
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,376,043
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	232,190
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,248,480
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,792,916
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 10-01-2018 @ 100) (b)	5.000%	10/01/2026	Aa2	2,000,000	2,107,780
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	479,328
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,514,561
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	878,122

					21,994,456

Georgia (1.53%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	214,780
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	271,448
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,271,691
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2021	NR	625,000	681,631
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,130,510
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,879,286
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.375%	10/01/2024	Aa2	750,000	808,132
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.625%	01/01/2028	AA	1,000,000	1,073,430
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	1,000,000	1,070,930
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	2,300,000	2,447,982

					10,849,820

Hawaii (0.40%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.750%	01/01/2027	Aa2	2,000,000	2,150,760
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	665,332

					2,816,092

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (0.14%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.625%	08/01/2022	AA	$1,000,000	$1,005,920

Illinois (0.49%)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,309,260
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,181,600

					3,490,860

Indiana (3.56%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	130,000	134,744
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	910,000	964,227
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,241,228
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	254,058
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	A1	2,075,000	2,272,851
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2022	Aa3	500,000	533,795
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	204,671
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2023	Aa3	1,060,000	1,131,645
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	239,080
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	233,585
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	A1	1,530,000	1,665,482
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,451,098
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	1,000,000	953,890
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,353,017
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,305,000	1,236,931
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,316,604
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	575,765
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	563,775
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,107,370
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	234,962
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,228,680
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	A+	3,000,000	3,559,860
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	811,020

					25,268,338

Iowa (4.25%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,225,284
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,387,179
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2025	Aa2	2,095,000	2,058,400
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	275,213

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	$2,370,000	$2,453,424
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2025	AA	1,775,000	1,846,746
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2026	Aa2	2,135,000	2,056,218
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	515,970
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,158,487
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,492,775
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2026	AA	1,750,000	1,820,735
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2027	Aa3	2,000,000	2,000,000
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.125%	06/01/2027	Aa2	2,180,000	2,078,041
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,662,679
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,196,855
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	3,000,000	2,840,550
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.750%	07/01/2027	AA	1,950,000	2,031,412
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2019 @ 100) (b)	5.000%	06/01/2028	Aa2	1,000,000	1,079,400

					30,179,368

Kansas (3.10%)
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2022	Aaa	1,000,000	1,008,650
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,064,853
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007 (Prerefunded to 11-01-2017 @ 100) (b)	4.500%	11/01/2022	Aa2	890,000	903,190
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2023	Aaa	1,615,000	1,628,970
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.625%	09/01/2024	Aaa	1,895,000	1,911,960
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2024	AA-	2,000,000	2,183,640
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.500%	09/01/2025	Aaa	1,115,000	1,163,056
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2026	Aaa	2,220,000	2,322,497
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,865,300
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,548,036
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,073,120
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,357,900

					22,031,172

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (1.46%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	$2,040,000	$2,103,056
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,885,501
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,526,730
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,219,712
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa3	3,660,000	3,635,551

					10,370,550

Maine (0.52%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	101,445
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,565,651

					3,667,096

Maryland (1.14%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2026	Aaa	2,075,000	2,242,950
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100) (b)	4.625%	04/01/2026	Aa1	2,140,000	2,206,019
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2027	Aa1	1,500,000	1,606,395
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,066,840

					8,122,204

Massachusetts (0.64%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aa1	2,000,000	2,262,580
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,299,020

					4,561,600

Michigan (3.79%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	514,130
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	465,472
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,061,930
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	425,000	480,352
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	745,857
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	309,260
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	519,372
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,586,203
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	449,668
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	674,262
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,090,842

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	$700,000	$770,224
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,451,684
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,406,706
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	2,300,000	2,489,244
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,238,465
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,152,150
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	551,980
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,187,357
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	816,315
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	879,834
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	329,607
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	704,160
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	813,365
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,270,522

					26,958,961

Minnesota (1.97%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,174,512
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	199,752
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H (Prerefunded to 11-01-2019 @ 100) (b)	4.500%	11/01/2024	NR	815,000	882,832
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,892,853
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,057,600
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Aa3	3,860,000	4,129,351
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,658,990

					13,995,890

Mississippi (1.83%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa2	1,000,000	1,086,800
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,773,285
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2025	NR	2,290,000	2,374,684

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2026	NR	$1,000,000	$1,036,980
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,164,340
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,557,789

					12,993,878

Missouri (2.59%)
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A (Prerefunded to 07-01-2017 @ 100) (b)	4.500%	01/01/2021	Aaa	1,060,000	1,062,873
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	487,484
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,281,568
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,193,410
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	517,452
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	4.750%	03/01/2027	Aa1	5,750,000	5,896,165
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	442,216
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	5.000%	03/01/2028	AA	2,000,000	2,055,100
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	467,066
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	750,000	823,718
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,146,780

					18,373,832

Montana (0.53%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	939,206
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	549,465
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,106,727
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,171,317

					3,766,715

Nebraska (2.09%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,430,055
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,801,067
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,217,650
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	A+	145,000	156,455
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	A+	180,000	206,424
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,219,718

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	$150,000	$167,620
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	A+	250,000	296,675
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	786,305
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	275,155
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	A+	260,000	305,711
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	355,140
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	833,679
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,167,482
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	667,322

					14,886,458

Nevada (0.46%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,297,826

New Hampshire (0.21%)
New Hampshire Municipal Bond Bank Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2023	Aa3	1,500,000	1,511,175

New Jersey (3.34%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,310,000	1,339,763
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,937,772
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,651,034
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,193,788
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	334,076
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	805,440
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,845,361
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	733,546
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,247,105
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	838,268
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	647,568
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	527,501
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,607,406
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,583,813
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,091,060
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa1	1,140,000	1,235,817
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,116,460

					23,735,778

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (3.20%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	$3,500,000	$3,713,885
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,628,685
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	2,000,000	2,149,300
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,632,452
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,055,420
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,079,432
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,313,274
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	759,051
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	954,855
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	781,123
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	963,234
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,573,949
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	802,814
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	974,304
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,561,814
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	824,580

					22,768,172

New York (2.34%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010 (Economically Defeased to 03-15-2018 @ 100) (b)	3.250%	03/15/2020	Aa2	1,665,000	1,696,951
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2020	AA+	410,000	411,476
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C (Economically Defeased to 10-15-2019 @ 100) (b)	4.000%	10/15/2021	A3	3,000,000	3,212,370
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,336,156
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2023	AA+	315,000	316,134
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,700,304
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	467,521
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,039,620
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,553,140
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,902,250

					16,635,922

North Carolina (1.32%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,034,760
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2022	Aa2	1,000,000	1,070,030
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,092,120
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,049,010
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,555,000	1,564,517

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	$1,000,000	$1,084,490
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa1	1,210,000	1,339,688
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	851,130
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	317,928

					9,403,673

North Dakota (0.52%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,081,810
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	892,568
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	875,699
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	864,058

					3,714,135

Ohio (2.99%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,192,810
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,147,004
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,387,050
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	698,577
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	540,561
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,633,503
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	865,000	906,555
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,036,480
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	208,915
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,380,025
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	1,000,000	1,177,080
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,733,441
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	267,392
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	953,680
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	236,610
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,586,127

32	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	$365,000	$397,605
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,754,595

					21,238,010

Oklahoma (1.11%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,678,900
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,080,730
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,139,004

					7,898,634

Oregon (2.10%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,080,900
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	Aa3	1,500,000	1,564,035
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	410,576
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,449,314
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	655,000	684,134
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	786,608
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	400,000	413,644
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A), (Refunding)	2.850%	12/01/2025	Aa1	385,000	400,038
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	707,420
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	791,888
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,431,160
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	3,029,550
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-15-2019 @ 100) (b)	5.000%	06/15/2029	AA	2,000,000	2,161,860

					14,911,127

Pennsylvania (1.63%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa1	1,605,000	1,781,261
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	457,916
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa1	2,505,000	2,756,076
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	2,051,720
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	423,754
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	382,286
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	339,807

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	$1,500,000	$1,754,160
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,365,000	1,636,471

					11,583,451

South Carolina (1.89%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007 (Prerefunded to 07-01-2017 @ 100) (b)	5.000%	07/01/2022	A1	1,000,000	1,003,030
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,614,237
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,852,148
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	827,672
University of South Carolina, Higher Education Revenue Bonds, Series 2008A (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	06/01/2025	Aa2	1,130,000	1,173,076
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	369,683
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	392,034
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	400,300
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	559,988
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,165,405
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,499,466
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	567,951

					13,424,990

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	265,268

Tennessee (2.08%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,050,000	1,106,396
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	694,018
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,114,412
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	706,401
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA+	2,000,000	2,070,020
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,201,190
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	964,166
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,244,236
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	772,574
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	796,380
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	820,299
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,272,164

					14,762,256

34	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (3.44%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	$1,000,000	$1,087,400
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,077,600
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,646,473
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,189,140
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aa1	85,000	86,940
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,771,097
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,804,919
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	2.250%	08/01/2026	Aaa	2,285,000	2,293,454
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (b)	5.250%	11/15/2026	Aa3	3,000,000	3,189,090
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,781,013
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,000,000	1,032,020
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009 (Prerefunded to 02-15-2019 @ 100) (b)	5.000%	02/15/2027	AA	1,000,000	1,068,430
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,403,283
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A (Prerefunded to 02-15-2018 @ 100) (b)	5.250%	02/15/2028	Aa1	1,000,000	1,030,810

					24,461,669

Utah (0.97%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	440,307
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	642,792
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	4.750%	06/01/2022	Aa2	2,375,000	2,375,000
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,351,287
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008 (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2029	Aa3	1,970,000	2,050,987

					6,860,373

Virginia (1.87%)
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007 (Prerefunded to 11-01-2017 @ 100) (b)	4.250%	11/01/2020	Aaa	2,540,000	2,575,611
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,588,755
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	5.000%	06/01/2023	Aa3	1,235,000	1,235,000
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,157,933
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	362,073
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,157,900
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	721,116
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,322,608

See accompanying notes to financial statements.	35

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	$2,000,000	$2,164,360

					13,285,356

Washington (6.06%)
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	A	735,000	741,887
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	A1	15,000	15,141
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	340,000	361,546
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	662,067
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	592,269
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,093,756
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	254,860
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100) (b)	4.625%	12/01/2024	NR	3,765,000	4,095,793
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2025	AA-	565,000	589,781
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100) (b)	6.000%	04/01/2025	Aa2	1,325,000	1,447,099
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2025	AA+	1,000,000	1,038,630
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,373,529
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,122,540
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,253,120
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2026	AA-	500,000	521,930
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,790,600
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	373,608
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	430,024
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,211,906
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,162,172
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	372,176
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,135,600
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,165,590
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,070,720
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,819,386
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,148,303
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,993,400
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,440,620
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2031	Aa1	1,500,000	1,566,630

36	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	$1,010,000	$1,192,638

					43,037,321

West Virginia (1.58%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,858,212
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,641,056
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,212,638
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	394,058
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	123,305
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,375,263
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	615,394

					11,219,926

Wisconsin (3.02%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	258,068
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	182,271
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	887,240
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	295,223
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	332,508
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,125,300
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,109,890
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	955,000	931,326
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,643,927
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,067,557
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	378,566
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	304,354
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	440,044
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C (Prerefunded to 04-01-2020 @ 100) (b)	5.000%	04/01/2029	AA+	3,000,000	3,330,420
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (b)	6.000%	05/01/2029	Aa2	1,000,000	1,046,260
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	1,000,000	1,179,880
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	2,000,000	2,350,840

See accompanying notes to financial statements.	37

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	$2,200,000	$2,571,294

					21,434,968

Total Long-term Municipal Bonds
(cost $662,955,931)					689,408,622

Short-term Municipal Variable Rate Demand Notes (1.43%)
Florida (0.24%)
City of West Palm Beach, Florida, Utility System Variable Rate Revenue Bonds, Series 2008C (d)	0.790%	10/01/2038	Aa2	1,715,000	1,715,000

Massachusetts (0.71%)
The Commonwealth of Massachusetts, General Obligation Bonds, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series B (d)	0.710%	12/01/2030	Aa1	5,000,000	5,000,000

New York (0.48%)
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2011 Subseries DD-2 (d)	0.800%	06/15/2043	Aa1	1,500,000	1,500,000
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB (d)	0.790%	06/15/2025	Aa1	1,925,000	1,925,000

					3,425,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $10,140,000)					10,140,000

				Shares	Value
Short-term Investments (0.72%)
JPMorgan U.S. Government Money Market Fund Capital Shares				5,145,090	$5,145,090

Total Short-term Investments
(cost $5,145,090)					5,145,090

TOTAL INVESTMENTS (99.17%)
(cost $678,241,021)					704,693,712
OTHER ASSETS, NET OF LIABILITIES (0.83%)					5,888,412

NET ASSETS (100.00%)					$710,582,124

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026. (d) Rate shown is as of May 31, 2017.

NR - Not Rated

38	See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2017

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,692,361,067	1,119,378,216	370,164,275	678,241,021

Investments in securities at market value	$4,628,138,434	1,868,985,184	369,090,720	704,693,712
Receivable for:
Dividends and interest	17,300,464	8,300,362	1,354,580	8,353,867
Shares of the Fund sold	3,023,397	1,002,146	111,854	596,112
Prepaid expenses	71,420	29,609	5,389	15,051

Total assets	4,648,533,715	1,878,317,301	370,562,543	713,658,742

Liabilities and Net Assets
Distributions to shareholders	—	—	4,324	307,337
Payable for:
Shares of the Fund redeemed	1,060,787	1,130,752	180,237	896,857
Securities purchased	—	—	—	1,716,129
Trustees’ fees and expenses	4,935	3,976	862	1,520
Due to affiliates	460,627	201,607	47,469	87,017
Accrued liabilities	103,910	63,636	49,151	67,758

Total liabilities	1,630,259	1,399,971	282,043	3,076,618

Net assets applicable to shares outstanding of common stock	$4,646,903,456	1,876,917,330	370,280,500	710,582,124

Fund shares outstanding (no par value, unlimited number of shares authorized)	61,881,496	28,318,824	37,207,858	81,300,702
Net asset value, offering price and redemption price per share	$75.09	66.28	9.95	8.74

Analysis of Net Assets
Paid-in-capital	$1,602,346,365	1,097,909,697	371,680,587	683,923,655
Accumulated net realized gain (loss)	54,677,373	8,270,674	(326,532)	205,778
Net unrealized appreciation (depreciation)	2,935,773,220	749,605,222	(1,073,555)	26,452,691
Undistributed net investment income (loss)	54,106,498	21,131,737	—	—

Net assets applicable to shares outstanding	$4,646,903,456	1,876,917,330	370,280,500	710,582,124

40	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2017

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$61,763,764	15,427,625	—	—
Interest	223,963	10,012,359	2,565,499	95,292
Tax-exempt interest	—	—	—	11,171,159

	61,987,727	25,439,984	2,565,499	11,266,451
Less: foreign withholding taxes	(875,008)	(286,466)	—	—

Total investment income	61,112,719	25,153,518	2,565,499	11,266,451
Expenses:
Investment advisory and management fees	2,332,541	988,234	225,580	387,083
Trustees’ fees and expenses	87,220	37,380	8,224	14,952
Reports to shareholders	51,832	25,669	10,117	9,221
Professional fees	39,109	14,565	3,987	6,230
Audit fees	29,383	29,422	41,552	41,587
Errors and omissions insurance	24,621	10,363	2,422	4,359
Custodian fees	82,145	24,883	349	4,186
ICI dues	19,843	7,967	1,747	3,109
Regulatory Fees	57,026	34,860	18,566	19,932
Fidelity bond expense	3,491	1,491	346	642
Securities valuation fees	748	19,438	2,243	64,791

Total expenses	2,727,959	1,194,272	315,133	556,092

Net investment income	58,384,760	23,959,246	2,250,366	10,710,359
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	54,665,888	8,266,405	56,144	533,762
Net realized gain (loss) on foreign currency transactions	11,484	4,269	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	265,012,625	81,722,603	1,073,646	16,485,104

Net realized and unrealized gain (loss) on investments	319,689,997	89,993,277	1,129,790	17,018,866

Net change in net assets resulting from operations	$378,074,757	113,952,523	3,380,156	27,729,225

See accompanying notes to financial statements.	41

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2017 (Unaudited) and the year ended November 30, 2016	2017	2016
From operations:
Net investment income	$58,384,760	106,983,127
Net realized gain (loss)	54,677,372	34,191,424
Change in net unrealized appreciation or depreciation	265,012,625	238,556,716

Net change in net assets resulting from operations	378,074,757	379,731,267
Distributions to shareholders from and in excess of:
Net investment income	(53,871,291)	(102,728,629)
Net realized gain	(34,371,546)	(396,759,919)

Total distributions to shareholders	(88,242,837)	(499,488,548)
From Fund share transactions:
Proceeds from shares sold	151,501,001	201,493,028
Reinvestment of distributions	83,533,042	474,788,519

	235,034,043	676,281,547
Less payments for shares redeemed	(174,529,974)	(355,608,901)

Net increase (decrease) in net assets from Fund share transactions	60,504,069	320,672,646

Total increase (decrease) in net assets	350,335,989	200,915,365

Net assets:
Beginning of period	4,296,567,467	4,095,652,102

End of period*	$4,646,903,456	4,296,567,467

*Including undistributed net investment income (loss)	$54,106,498	49,593,029

Share Information
Sold	2,073,299	3,006,801
Issued in reinvestment of distributions	1,169,603	7,481,230
Redeemed	(2,387,668)	(5,279,572)

Net increase (decrease)	855,234	5,208,459

42	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2017	2016	2017	2016	2017	2016

23,959,246	45,109,048	2,250,366	4,419,838	10,710,359	20,970,682
8,270,674	3,450,680	56,144	—	533,762	(134,203)
81,722,603	48,411,483	1,073,646	(2,995,683)	16,485,104	(22,791,808)

113,952,523	96,971,211	3,380,156	1,424,155	27,729,225	(1,955,329)

(23,283,312)	(44,690,964)	(2,250,366)	(4,419,838)	(10,710,359)	(20,970,682)
(3,463,102)	(124,229,261)	—	—	—	—

(26,746,414)	(168,920,225)	(2,250,366)	(4,419,838)	(10,710,359)	(20,970,682)

76,210,413	135,569,490	26,919,207	113,086,915	25,961,281	79,696,171
25,615,910	162,531,221	2,210,147	4,349,717	8,958,918	17,263,132

101,826,323	298,100,711	29,129,354	117,436,632	34,920,199	96,959,303
(78,436,361)	(148,832,564)	(56,229,694)	(82,051,001)	(45,452,249)	(47,228,993)

23,389,962	149,268,147	(27,100,340)	35,385,631	(10,532,050)	49,730,310

110,596,071	77,319,133	(25,970,550)	32,389,948	6,486,816	26,804,299

1,766,321,259	1,689,002,126	396,251,050	363,861,102	704,095,308	677,291,009

1,876,917,330	1,766,321,259	370,280,500	396,251,050	710,582,124	704,095,308

21,131,737	20,455,803	—	—	—	—

1,174,921	2,184,064	2,715,096	11,257,867	3,006,583	8,977,007
403,399	2,726,804	222,648	433,074	1,036,668	1,950,141
(1,210,666)	(2,405,665)	(5,671,641)	(8,178,252)	(5,279,022)	(5,354,425)

367,654	2,505,203	(2,733,897)	3,512,689	(1,235,771)	5,572,723

See accompanying notes to financial statements.	43

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes and Distributions to Shareholders.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2017. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2017, the Municipal Bond Fund did not have any when-issued securities.

New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amendments to modernize reporting and disclosure of information by registered investment companies. Amendments to Regulation S-X include standardized, enhanced disclosure about derivatives in investment company financial statements and changes to rules governing the form and content of such financial statements. The amendments to Regulation S-X are effective August 1, 2017. At this time, management is evaluating the impact these Regulation S-X amendments may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of May 31, 2017:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,541,278,538	$—	$—	$4,541,278,538
Short-term Investments	86,859,896	—	—	86,859,896
Balanced Fund
Common Stocks (a)	1,161,488,983	—	—	1,161,488,983
Corporate Bonds (a)	—	417,795,329	—	417,795,329
Foreign Government Bonds	—	1,986,378	—	1,986,378
Agency Commercial Mortgage-Backed Securities	—	76,907,915	—	76,907,915
Agency Notes & Bonds	—	4,670,226	—	4,670,226
U.S. Treasury Obligations	—	175,727,920	—	175,727,920
Short-term Investments	30,408,433	—	—	30,408,433
Interim Fund
U.S. Treasury Obligations	—	364,323,423	—	364,323,423
Short-term Investments	4,767,297	—	—	4,767,297
Municipal Bond Fund
Long-term Municipal Bonds	—	689,408,622	—	689,408,622
Short-term Municipal Variable Rate Demand Notes	—	10,140,000	—	10,140,000
Short-term Investments	5,145,090	—	—	5,145,090

(a) Industry classification is disclosed in the Schedules of Investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2016 or for the six months ended May 31, 2017. There were no transfers of securities between Level 1 and Level 2 as of May 31, 2017 as compared to November 30, 2016.

4.	Income Taxes and Distributions to Shareholders

As of November 30, 2016, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of November 30, 2016, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending November 30, 2017.

As of May 31, 2017, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,692,361,067	$2,945,280,035	$(9,502,668)	$2,935,777,367
Balanced Fund	1,119,378,216	759,873,483	(10,266,515)	749,606,968
Interim Fund	370,164,275	849,044	(1,922,599)	(1,073,555)
Municipal Bond Fund	678,241,021	27,848,560	(1,395,869)	26,452,691

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments.

The Growth Fund and Balanced Fund declare and pay income dividends, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 28 2017, the Growth Fund declared an ordinary income dividend of $0.90 per share to shareholders of record on June 27, 2017 (reinvestment date June 28, 2017).

On June 28 2017, the Balanced Fund declared an ordinary income dividend of $0.80 per share to shareholders of record on June 27, 2017 (reinvestment date June 28, 2017).

After utilizing capital loss carryforwards to offset realized capital gains during the year ended November 30, 2016, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after November 30, 2016, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

		Unused Non Expiring Capital Loss Carryforwards
Fund	Loss Carryforwards Utilized in 2016	Short-term	Long-term	Total
Interim Fund	$—	$—	$382,676	$382,676
Municipal Bond Fund	—	204,358	123,626	327,984

As of November 30, 2016, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Growth Fund	$49,593,030	$34,371,546	$2,670,760,595	$—	$2,754,725,171
Balanced Fund	20,455,803	3,463,102	667,882,619	—	691,801,524
Interim Fund	—	—	(2,147,201)	(382,676)	(2,529,877)
Municipal Bond Fund	—	—	9,967,587	(327,984)	9,639,603

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

As of November 30, 2016, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Growth Fund	$—	$180,123	$(180,123)
Balanced Fund	—	12,422	(12,422)

The tax character of distributions was designated as follows for the year ended November 30, 2016.

2016	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Municipal Bond Fund	$20,887,373	$83,309	$—	$20,970,682

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2016.

5.	Transactions with Affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than the account fee imposed on certain shareholders of the Trust which is paid by redeeming shares from the shareholder’s account, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets. Prior-year reimbursements, if any, are not subject to recapture.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended May 31, 2017.

6.	Investment Transactions

For the six months ended May 31, 2017, investment transactions (exclusive of short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
Growth Fund	$53,443,801	$29,334,423	$—	$—
Balanced Fund	54,919,810	17,215,329	5,049,609	25,000,000
Interim Fund	—	—	4,943,555	32,290,000
Municipal Bond Fund	12,278,523	37,043,546	—	—

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2017 (Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$70.41		$73.38	76.68	67.42	55.71	52.10

Income from Investment Operations
Net investment income (a)	0.94		1.75	1.79	1.60	1.47	1.38
Net gain (loss) on investments (both realized and unrealized)	5.18		4.15	(3.38)	9.21	11.70	3.57

Total from investment operations	6.12		5.90	(1.59)	10.81	13.17	4.95

Less Distributions
Net investment income	(0.88)		(1.76)	(1.71)	(1.55)	(1.46)	(1.34)
Net realized gain	(0.56)		(7.11)	—	—	—	—

Total distributions	(1.44)		(8.87)	(1.71)	(1.55)	(1.46)	(1.34)

Net asset value, end of period	$75.09		$70.41	73.38	76.68	67.42	55.71

Total Return	8.80	%(b)	9.54%	(2.13)%	16.26%	24.06%	9.69%

Ratios/Supplemental Data
Net assets, end of period (millions)	$4,646.9		$4,296.6	4,095.7	4,283.5	3,769.1	3,145.1

Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.59	%(c)	2.59%	2.40%	2.25%	2.38%	2.53%

Portfolio turnover rate (d)	1	%(c)	0%	11%	1%	1%	0%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2012.

50	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2017 (Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$63.19		$66.38	68.23	62.01	56.65	54.43

Income from Investment Operations
Net investment income (a)	0.85		1.63	1.73	1.72	1.63	1.60
Net gain (loss) on investments (both realized and unrealized)	3.19		1.76	(1.85)	6.17	5.36	2.26

Total from investment operations	4.04		3.39	(0.12)	7.89	6.99	3.86

Less Distributions
Net investment income	(0.83)		(1.69)	(1.73)	(1.67)	(1.63)	(1.58)
Net realized gain	(0.12)		(4.89)	—	—	—	(0.06)

Total distributions	(0.95)		(6.58)	(1.73)	(1.67)	(1.63)	(1.64)

Net asset value, end of period	$66.28		$63.19	66.38	68.23	62.01	56.65

Total Return	6.47	%(b)	5.83%	(0.18)%	12.95%	12.59%	7.26%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,876.9		$1,766.3	1,689.0	1,709.2	1,540.8	1,354.5

Average net asset ratios
Expenses	0.13	%(c)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.62	%(c)	2.63%	2.58%	2.66%	2.75%	2.86%

Portfolio turnover rate	5	%(c)	4%	11%	4%	5%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	51

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2017 (Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.92		$9.99	10.03	10.06	10.26	10.28

Income from Investment Operations
Net investment income	0.06		0.12	0.12	0.13	0.15	0.19
Net gain (loss) on investments (both realized and unrealized)	0.03		(0.07)	(0.04)	(0.03)	(0.20)	(0.02)

Total from investment operations	0.09		0.05	0.08	0.10	(0.05)	0.17

Less Distributions
Net investment income	(0.06)		(0.12)	(0.12)	(0.13)	(0.15)	(0.19)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.06)		(0.12)	(0.12)	(0.13)	(0.15)	(0.19)

Net asset value, end of period	$9.95		$9.92	9.99	10.03	10.06	10.26

Total Return	0.90	%(a)	0.45%	0.77%	1.01%	(0.51)%	1.66%

Ratios/Supplemental Data
Net assets, end of period (millions)	$370.3		$396.3	363.9	366.5	384.5	432.1

Average net asset ratios
Expenses	0.17	%(b)	0.16%	0.16%	0.16%	0.15%	0.15%
Net investment income	1.20	%(b)	1.15%	1.17%	1.31%	1.46%	1.84%

Portfolio turnover rate	3	%(b)	13%	12%	7%	17%	24%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

52	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2017 (Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.53		$8.80	8.85	8.62	9.11	8.79

Income from Investment Operations
Net investment income	0.13		0.26	0.28	0.30	0.30	0.32
Net gain (loss) on investments (both realized and unrealized)	0.21		(0.27)	(0.05)	0.24	(0.49)	0.34

Total from investment operations	0.34		(0.01)	0.23	0.54	(0.19)	0.66

Less Distributions
Net investment income	(0.13)		(0.26)	(0.28)	(0.30)	(0.30)	(0.32)
Net realized gain (a)	—		—	—	(0.01)	—	(0.02)

Total distributions	(0.13)		(0.26)	(0.28)	(0.31)	(0.30)	(0.34)

Net asset value, end of period	$8.74		$8.53	8.80	8.85	8.62	9.11

Total Return	4.03	%(b)	(0.16)%	2.65%	6.37%	(2.05)%	7.63%

Ratios/Supplemental Data
Net assets, end of period (millions)	$710.6		$704.1	677.3	658.7	639.9	683.5

Average net asset ratios
Expenses	0.16	%(c)	0.16%	0.16%	0.15%	0.16%	0.15%
Net investment income	3.06	%(c)	2.95%	3.19%	3.46%	3.46%	3.55%

Portfolio turnover rate	4	%(c)	7%	10%	6%	11%	4%

(a)	Net realized gain distributions represent less than $0.01 per share for the year ended November 30, 2013.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	53

[THIS PAGE INTENTIONALLY LEFT BLANK]

P.O. Box 219548
Kansas City, MO 64121-9548

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

190-4059.18-CH

AP2017/07/9815

7-2017
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-0740.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule

30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr. President

Date   July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr. President

Date   July 26, 2017

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date   July 26, 2017